Janus Henderson Mid Cap Value Portfolio Expense Example - Institutional Shares [Member] - Janus Henderson Mid Cap Value Portfolio - Institutional Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	$ 1,058